Long-Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
December 31, 2025	$ 145,278
December 31, 2026	157,069
December 31, 2027	208,604
December 31, 2028	41,450
December 31, 2029	33,450
December 31, 2030 and thereafter	105,248
Total	$ 691,099